Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
		Jan. 02, 2026	Dec. 22, 2025	Nov. 13, 2025	Dec. 31, 2024	Nov. 13, 2024	Feb. 28, 2026	Mar. 31, 2026	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2024	Feb. 26, 2026
Stock-Based Compensation (Details) [Line Items]
Share-based compensation expense									$ 6	$ 0	$ 178	$ 18,825	$ 230
Issuance of common stock							5,512			14,800
Exercise price per share						$ 2.39				$ 456.25				$ 1
Par value					$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001
Stock options value	[1]							$ 0
Twenty Twenty Four Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of common stock				3,950,000
Par value				$ 0.0001
Restricted shares												105,000
Restricted estimated value												$ 509
Equity Option [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of common stock						100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period										0
Employees [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of common stock				3,370,000
Employees [Member] | 2025 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of common stock				475,000
Directors and Consultants [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of common stock			3,370,000
Director [Member] | 2025 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock options value				$ 18,648
Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of common stock		585
Stock options value					$ 0					$ 8,545
Common Stock [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period				85,710

[1]	Less than $1 thousand.